Allowance for Credit Losses on Loans and Leases - Summary of Additional Information about Nonaccrual Loans (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financing Receivable, Impaired [Line Items]
Impaired loans with no related allowance, Recorded Investment	$ 27,866	$ 22,634	$ 56,936
Impaired loans with no related allowance, Interest Income Recognized	102	841	3,516
Impaired loans with an allowance recorded, Recorded Investment	5,312	15,151	1,445
Impaired loans with an allowance recorded, Related Allowance	904	1,110	116
Impaired loans with an allowance recorded, Interest Income Recognized	6	99	13
Total impaired loans, Recorded Investment	33,178	37,785	58,381
Total impaired loans, Interest Income Recognized	108	940	3,529
Multi-Family
Financing Receivable, Impaired [Line Items]
Impaired loans with no related allowance, Recorded Investment	6,840		3,577
Impaired loans with no related allowance, Interest Income Recognized	81		266
Impaired loans with an allowance recorded, Recorded Investment	3,048	4,068
Impaired loans with an allowance recorded, Related Allowance	435	589
Impaired loans with an allowance recorded, Interest Income Recognized	0	28
Total impaired loans, Recorded Investment	9,888	4,068	3,577
Total impaired loans, Interest Income Recognized	81	28	266
Commercial Real Estate
Financing Receivable, Impaired [Line Items]
Impaired loans with no related allowance, Recorded Investment	10,491	2,256	14,717
Impaired loans with no related allowance, Interest Income Recognized			371
Impaired loans with an allowance recorded, Recorded Investment	1,082	9,886
Impaired loans with an allowance recorded, Related Allowance	84	133
Impaired loans with an allowance recorded, Interest Income Recognized	2	52
Total impaired loans, Recorded Investment	11,573	12,142	14,717
Total impaired loans, Interest Income Recognized	2	52	371
One-to-Four Family
Financing Receivable, Impaired [Line Items]
Impaired loans with no related allowance, Recorded Investment	330	557	584
Impaired loans with no related allowance, Interest Income Recognized	3	21	21
Impaired loans with an allowance recorded, Recorded Investment	1,137	1,139
Impaired loans with an allowance recorded, Related Allowance	365	370
Impaired loans with an allowance recorded, Interest Income Recognized	3	14
Total impaired loans, Recorded Investment	1,467	1,696	584
Total impaired loans, Interest Income Recognized	6	35	21
Acquisition, Development, and Construction
Financing Receivable, Impaired [Line Items]
Impaired loans with no related allowance, Recorded Investment			389
Impaired loans with no related allowance, Interest Income Recognized			364
Total impaired loans, Recorded Investment			389
Total impaired loans, Interest Income Recognized			364
Other Loans
Financing Receivable, Impaired [Line Items]
Impaired loans with no related allowance, Recorded Investment	10,205	19,821	37,669
Impaired loans with no related allowance, Interest Income Recognized	18	820	2,494
Impaired loans with an allowance recorded, Recorded Investment	45	58	1,445
Impaired loans with an allowance recorded, Related Allowance	20	18	116
Impaired loans with an allowance recorded, Interest Income Recognized	1	5	13
Total impaired loans, Recorded Investment	10,250	19,879	39,114
Total impaired loans, Interest Income Recognized	$ 19	$ 825	$ 2,507